Lease (Tables)	6 Months Ended
Dec. 31, 2021
Lease [Abstract]
Schedule of supplemental balance sheet information related to operating lease
	As of December 31,	As of June 30,
	2021	2021
Right-of-use assets	$155,359	$194,747

Operating lease liabilities - current	$96,227	$98,427
Operating lease liabilities - non-current	50,583	104,755
Total operating lease liabilities	$146,810	$203,182

Schedule of future minimum rent payable under non-cancelable operating leases
Weighted average remaining lease term (years)	2.67
Weighted average discount rate	6.92%

Schedule of future minimum rent payable under non-cancelable operating leases
2022	$51,291
2023	102,582
Thereafter	-
Total lease payments	153,873
Less: imputed interest	(7,063)
Present value of lease liabilities	$146,810